Parent company information - Summary of Parent Company Information - Condensed Statements of Income and Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Parent company information [line items]
Interest expense	$ 14,048	$ 21,584
Net interest income	20,835	19,749
Non-interest income	26,346	26,253
Total revenue	47,181	46,002
Provision for credit losses	4,351	1,864
Non-interest expense	24,758	24,139
Income before income taxes	14,389	15,914
Income taxes	2,952	3,043
Net income	11,437	12,871
Other comprehensive income (loss), net of taxes	(1,135)	(1,442)
Total comprehensive income (loss)	10,302	11,429
Parent [member]
Parent company information [line items]
Interest and dividend income	23,596	27,630
Interest expense	9,548	14,966
Net interest income	14,048	12,664
Non-interest income	4,792	5,569
Total revenue	18,840	18,233
Provision for credit losses	3,888	1,730
Non-interest expense	9,580	9,212
Income before income taxes	5,372	7,291
Income taxes	1,139	1,568
Net income before equity in undistributed income of subsidiaries	4,233	5,723
Equity in undistributed income of subsidiaries	7,199	7,137
Net income	11,432	12,860
Other comprehensive income (loss), net of taxes	(1,137)	(1,441)
Total comprehensive income (loss)	$ 10,295	$ 11,419